SCHEDULE OF RECONCILIATIONS OF REPORTABLE SEGMENT (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Consolidated loss from operation	$ (409,675)	$ (601,746)	$ (1,777,478)	$ (10,524,069)
Consolidated total assets	34,085,209		34,112,517	28,432,560
Segment Net Operating Income (Loss) [Member]
Consolidated loss from operation	681,893	93,460	1,358,571	(7,974,985)
Unallocated Amount [Member]
Consolidated loss from operation	(1,091,568)	$ (695,206)	(3,136,049)	(2,549,084)
Consolidated total assets	2,207,084		3,414,463
Total Reporting Segment Assets [Member]
Consolidated total assets	$ 31,878,125		$ 30,698,054	$ 28,432,560